Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2018-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 05/31/2020

A.	DATES	Begin	End	# days

1	Payment Date		6/15/2020
2	Collection Period	5/1/2020	5/31/2020	31
3	Monthly Interest Period-Actual	5/15/2020	6/14/2020	31
4	Monthly Interest - Scheduled	5/15/2020	6/14/2020	30

B.	SUMMARY

					Principal Payment
			Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes		97,000,000.00	-	-	-	-	-	0.0000000
6	Class A-2 Notes		292,000,000.00	-	-	-	-	-	0.0000000
7	Class A-3 Notes		291,000,000.00	143,225,743.28	-	-	50,803,502.49	92,422,240.79	0.3176022
8	Class A-4 Notes		80,774,000.00	80,774,000.00	-	-	-	80,774,000.00	1.0000000
9	Total Class A Notes		760,774,000.00	223,999,743.28	-	-	50,803,502.49	173,196,240.79
10	Class B Notes		39,794,000.00	39,794,000.00	-	-	-	39,794,000.00	1.0000000

11	Total Notes		$800,568,000.00	263,793,743.28	$0.00	$0.00	$50,803,502.49	212,990,240.79

	Overcollateralization
12	Exchange Note		42,135,991.43	24,816,467.17				21,768,257.02
13	Series 2018-A Notes		93,633,776.83	124,997,575.75				128,045,785.90

14	Total Overcollateralization		135,769,768.26	149,814,042.92				149,814,042.92
15	Total Target Overcollateralization		$149,814,042.92	149,814,042.92				149,814,042.92

		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
16	Class A-1 Notes		1.95000%	0.00	0.0000000	0.00	0.0000000	0.00
17	Class A-2 Notes		2.59000%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-3 Notes		2.83000%	337,774.04	1.1607355	50,803,502.49	174.5824828	0.00
19	Class A-4 Notes		2.94000%	197,896.30	2.4500000	0.00	0.0000000	0.00
20	Total Class A Notes			535,670.34	0.7041123	50,803,502.49	66.7787050	0.00
21	Class B Notes		3.06000%	101,474.70	2.5500000	0.00	0.0000000	0.00

22	Totals			637,145.04	0.7958662	50,803,502.49	63.4593220	0.00

			Initial Balance	Beginning Balance				Ending Balance
23	Exchange Note Balance		894,201,776.83	388,791,319.03				341,036,026.69

	Reference Pool Balance Data	Initial	Current
24	Discount Rate	6.50%	6.50%
25	Aggregate Securitization Value	936,337,768.26	362,804,283.71
26	Aggregate Base Residual Value (Not Discounted)	677,000,005.72	343,935,441.87

	Turn-in Units	Units	Securitization Value	Percentage
27	Vehicles Scheduled to Return in Current Month	3,062	20,858,473.65
28	Turn-in Ratio on Scheduled Terminations			59.41%

		Units	Securitization Value
29	Securitization Value — Beginning of Period	21,214	413,607,786.20
30	Depreciation/Payments		(3,517,958.79)
31	Gross Credit Losses	(57)	(1,262,551.69)
32	Early Terminations — Regular	(2)	(52,855.64)
33	Scheduled Terminations — Returned	(2,222)	(38,578,919.57)
34	Payoff Units & Lease Reversals	(343)	(7,391,216.80)
35	Repurchased Leases	-	-

36	Securitization Value - End of Period	18,590	362,804,283.71

World Omni Automobile Lease Securitization Trust 2018-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 05/31/2020

C.	SERVICING FEE

37	Servicing Fee Due	0.00

38	Unpaid Servicing Fees - Prior Collection Periods	759,019.74

39	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	0.00

D.	RESERVE ACCOUNT

	Reserve Account Balances:
40	Required Reserve Account Balance (.50% of Initial Securitization Value)	4,681,688.84
41	Beginning Reserve Account Balance	4,681,688.84
42	Ending Reserve Account Balance	4,681,688.84

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
43	Total Active Units (Excluding Inventory)	15,606	98.48%	311,428,519.48
44	31 - 60 Days Delinquent	160	1.01%	3,132,176.07
45	61 - 90 Days Delinquent	41	0.26%	774,549.68
46	91 -120 Days Delinquent	39	0.25%	801,463.51
47	121+ Days Delinquent	0	0.00%	0.00

48	Total	15,846	100.00%	316,136,708.74

49	Total 61+ Delinquent as % End of Period Securitization Value		0.43%
50	Delinquency Trigger Occurred		NO

51	Prepayment Speed (1 Month)		1.42%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts
52	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	2,224	38,631,775.21
53	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(38,558,370.68)
54	Less: Excess Wear and Tear Received in Current Period		(169,354.52)
55	Less: Excess Mileage Received in Current Period		(161,766.02)

56	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		(257,716.01)

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
57	Current Period Net Residual Losses/(Gains) Ratio		-0.75%
58	Prior Period Net Residual Losses/(Gains) Ratio		0.34%
59	Second Prior Period Net Residual Losses/(Gains) Ratio		-5.54%
60	Third Prior Period Net Residual Losses/(Gains) Ratio		-3.21%
61	Four Month Average		-2.29%

62	Beginning Cumulative Net Residual Losses		(5,392,438.73)
63	Current Period Net Residual Losses		(257,716.01)

64	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		(5,650,154.74)

65	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.60%

	Credit Losses:	Units	Amounts
66	Aggregate Securitization Value on charged-off units	57	1,262,551.69
67	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(696,939.23)

68	Current Period Net Credit Losses/(Gains)		565,612.46

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
69	Current Period Net Credit Losses/(Gains) Ratio		1.64%
70	Prior Period Net Credit Losses/(Gains) Ratio		0.83%
71	Second Prior Period Net Credit Losses/(Gains) Ratio		0.35%
72	Third Prior Period Net Credit Losses/(Gains) Ratio		0.24%
73	Four Month Average		0.77%

74	Beginning Cumulative Net Credit Losses		6,054,165.22
75	Current Period Net Credit Losses		565,612.46

76	Ending Cumulative Net Credit Losses		6,619,777.68

77	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.71%

World Omni Automobile Lease Securitization Trust 2018-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 05/31/2020

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

78	Lease Payments Received	5,729,175.90
79	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	38,840,817.19
80	Liquidation Proceeds, Recoveries & Expenses	651,287.73
81	Insurance Proceeds	45,651.50
82	Sales Proceeds, Recoveries & Expenses - Early Terminations	48,674.03
83	Payoff Payments	8,260,905.48
84	All Other Payments Received	-

85	Collected Amounts	53,576,511.83

86	Investment Earnings on Collection Account	6,771.24

87	Total Collected Amounts - Available for Distribution	53,583,283.07

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

88	Servicing Fee	344,673.16
89	Interest on the Exchange Note - to the Trust Collection Account	991,417.86
90	Principal on the Exchange Note - to the Trust Collection Account	47,755,292.34
91	Trust Collection Account Shortfall Amount - to the Trust Collection Account	2,125,401.88
92	Remaining Funds Payable to Trust Collection Account	2,366,497.83

93	Total Distributions	53,583,283.07

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

94	Available Funds	60,964,412.33

95	Investment Earnings on Reserve Account	793.13

96	Reserve Account Draw Amount	0.00

97	Total Available Funds - Available for Distribution	60,965,205.46

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

98	Administration Fee	17,233.66
99	Asset Representation Reviewer Amounts (up to $150,000 per year)	-
100	Class A Noteholders' Interest Distributable Amount	535,670.34
101	Noteholders' First Priority Principal Distributable Amount	-
102	Class B Noteholders' Interest Distributable Amount	101,474.70
103	Noteholders' Second Priority Principal Distributable Amount	-
104	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
105	Noteholders' Regular Principal Distributable Amount	50,803,502.49
106	Asset Representation Reviewer Amounts (in excess of $150,000 per year)	-
107	Remaining Funds Payable to Certificateholders	-
108	Retained Amounts	9,507,324.27

109	Total Distributions	60,965,205.46

The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer. Such amounts have priority prior to the application of Available Funds.